Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 148,519	€ 132,994	€ 207,530	€ 103,353
Currency risk [member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	148,500
Currency risk [member] | Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	34,225	11,787
Financial assets	37,363	0
Total assets exposed to the risk	71,588	11,787
Immatics N.V. [Member] | Currency risk [member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	31,350	10,410
Financial assets	51,438	0
Total assets exposed to the risk	€ 82,788	€ 10,410